15. Gain (Loss) on Extinguishment of Debt (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($)
Extinguishment of Debt Disclosures [Abstract]
Settlement agreements on accounts payable	$ 134,762
Gains on extinguishment of debt	105,012
Accounts payable delinquent	$ 102,319